CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income	$ 31,494	$ 28,998
Change in unrealized losses on marketable securities
Unrealized losses arising during the period, net of tax	(1,448)	(46)
Losses (gains) reclassified into earnings	0	0
Change in unrealized gains on cash flow hedges
Unrealized gains arising during the period, net of tax	12,024	24,004
Gains reclassified into earnings	(21,811)	(4,163)
Net current-period other comprehensive income (loss)	(11,235)	19,795
Comprehensive income	$ 20,259	$ 48,793